                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                             10036
(Address of principal executive offices)                         (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                       COUPON  MATURITY
THOUSANDS                                                                                        RATE     DATE          VALUE
---------                                                                                       ------  ---------   --------------

          TAX-EXEMPT MUNICIPAL BONDS (103.4%)
          ALABAMA (0.4%)
$ 3,710   Jefferson County, Alabama, School Ser 2004-A                                            5.25%  01/01/23   $    3,885,780
                                                                                                                    --------------
          ALASKA (3.8%)
  9,500   North Slope Borough, Alaska, Ser 1999 A (MBIA)                                          0.00   06/30/10        8,577,835
 25,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                                          0.00   06/30/11       21,728,250
  9,000   Northern Tobacco Securitization Corporation, Alaska, Asset-Backed Ser 2006A             5.00   06/01/32        7,780,680
                                                                                                                    --------------
                                                                                                                        38,086,765
                                                                                                                    --------------
          ARIZONA (3.4%)
  3,250   Glendale, Indstrial Development Authority, Arizona, John C Lincoln
             Health Ser 2005 B                                                                    5.25   12/01/23        3,307,005
  2,250   Glendale, Indstrial Development Authority, Arizona, John C Lincoln
             Health Ser 2005 B                                                                    5.25   12/01/25        2,281,928
  2,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Wastewater
             Ser 2004 (MBIA)                                                                      5.00   07/01/27        2,073,500
 25,000   Salt River Project Agricultural Improvement & Power District, Arizona,
             Refg 1993 Ser C (Secondary MBIA)                                                     5.50   01/01/10       26,078,000
                                                                                                                    --------------
                                                                                                                        33,740,433
                                                                                                                    --------------
          ARKANSAS (0.2%)
  2,000   University of Arkansas, UAMS Campus Ser 2004 B (MBIA)                                   5.00   11/01/34        2,061,900
                                                                                                                    --------------
          CAROLINA (12.8%)
  3,000   California County Tobacco Securitization Agency, Los Angeles County
             Securitization Corp Ser 2006                                                         0.00#  06/01/28        2,372,460
 10,000   California Economic Recovery, Ser 2004 A                                                5.00   07/01/16       10,498,200
  1,475   California Housing Finance Agency, Home 1983 Ser B                                      0.00   08/01/15          746,498
  4,000   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)++                       4.70   08/01/31        3,809,640
  4,000   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)++                       4.75   08/01/36        3,798,180
  5,000   California Infrastructure & Economic Development Bank, Bay Area
             Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)                          5.00   01/01/28+       5,416,700
  5,000   California Statewide Communities Development Authority, Adventist
             Healthwest 2005 Ser A                                                                5.00   03/01/30        5,026,000
  2,500   California Statewide Communities Development, Huntington Memorial
             Hospital Ser 2005                                                                    5.00   07/01/35        2,514,975
  7,000   California Statewide Communities Development, John Muir Health Ser 2006A                5.00   08/15/32        7,027,020
  5,000   California, Various Purpose Dtd 04/01/02                                                6.00   04/01/19        5,821,150
 20,000   California, Various Purpose Dtd 06/01/07                                                5.00   06/01/37       20,359,600
 10,000   Foothill/Eastern Transportation Corridor Agency, California, Ser 1999                   0.00#  01/15/27        9,439,800
  8,000   Golden State Tobacco Securitization Corporation, California, Enhanced
             Asset Backed Ser 2005 A                                                              5.00   06/01/45        8,017,120
 16,020   Golden State Tobacco Securitization Corporation, California, Enhanced
             Asset Backed Ser Refg 2007 A ++                                                     5.125   06/01/47       14,362,611
 50,000   Golden StateTobacco Securitization Corporation, California, Enhanced
             Asset Backed Ser 2005 A (Ambac)                                                      0.00   06/01/47        3,611,000

  3,560   Loma Linda, California, Loma Linda University Medical Center Ser 2005A                  5.00   12/01/22        3,572,780
  2,000   Riverside County Public Financing Authority, California, Air Force
             Village West Inc COPs                                                                5.75   05/15/19        2,042,320
  3,900   Riverside County Public Financing Authority, California, Air Force
             Village West Inc COPs                                                                5.8    05/15/29        3,955,770
  5,000   San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)   4.75   07/01/23        5,051,150
  9,000   Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (Ambac)            6.22*  07/01/15       10,688,130
                                                                                                                    --------------
                                                                                                                       128,131,104
                                                                                                                    --------------
          COLORADO (3.7%)
    140   1997 Ser C-2 (AMT)                                                                     6.875   11/01/28          141,915
    225   1998 Ser A-2 (AMT)                                                                      6.60   05/01/28          231,917
 15,000   Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)                            5.375   11/15/20       16,102,050
 20,000   E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA)                             0.00   09/01/14       15,275,000
  5,000   E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA)                             0.00   09/01/16        3,469,400
  1,650   Metropolitan Football Stadium District, Colorado, Sales Tax Ser 1999 A (MBIA)           0.00   01/01/11        1,460,943
                                                                                                                    --------------
                                                                                                                        36,681,225
                                                                                                                    --------------
          CONNECTICUT (1.3%)
  4,000   Connecticut, College Savings 1989 Ser A                                                 0.00   07/01/08        3,896,120
  9,000   Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997 Ser B (a)                5.75   09/01/27        9,060,480
                                                                                                                    --------------
                                                                                                                        12,956,600
                                                                                                                    --------------
          DISTRICT OF COLUMBIA (2.3%)
 12,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                                      5.00   02/01/31       12,299,400
 10,000   Metropolitan Washington Airport Authority, District of Columbia &
             Virginia, Ser 2001A (AMT) (MBIA) +++                                                 5.50   10/01/27       10,458,100
                                                                                                                    --------------
                                                                                                                        22,757,500
                                                                                                                    --------------
          FLORIDA (4.3%)
  4,000   Highlands County Health Facilities Authority, Florida, Adventist
             Health/Sunbelt Ser 2006 C                                                            5.25   11/15/36        4,091,480
  8,500   Jacksonville, Florida, Transportation Ser 2001 (MBIA)                                   5.00   10/01/26        8,671,445
  2,500   Miami-Dade County, Florida, Ser 2005 (MBIA)                                             0.00#  10/01/35        2,340,900
  2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)                                    6.875   10/01/22        3,177,975
  6,195   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (Ambac)            5.85   10/01/13        6,490,811
 18,000   South Miami Health Facilities Authority, Florida, Baptist Health South
             Florida Ser2007++                                                                    5.00   08/15/42       18,103,590
                                                                                                                    --------------
                                                                                                                        42,876,201
                                                                                                                    --------------
          GEORGIA (4.3%)
  4,000   Atlanta, Georgia, Airport Passenger Facilities Charge Airport Ser 2004 J (FSA)          5.00   01/01/34        4,098,760
  5,000   Atlanta, Georgia, Airport Ser 2000 A (FGIC)                                            5.875   01/01/17        5,287,050
  5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                                              5.00   01/01/33        5,119,050
  4,000   Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)                                   5.00   11/01/24        4,155,800
  5,000   Augusta, Georgia, Water & Sewer Ser 2000 (FSA)                                          5.25   10/01/26        5,220,900
  3,000   Augusta, Georgia, Water & Sewer Ser 2004 A (FSA)                                        5.25   10/01/39        3,159,360
  5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)                                4.75   01/01/28        5,029,800
  9,420   Georgia Municipal Electric Power Authority,  Fifth Ser (Secondary MBIA)                 6.50   01/01/17       10,909,490
                                                                                                                    --------------
                                                                                                                        42,980,210
                                                                                                                    --------------

          HAWAII (0.5%)
    985   Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)             5.75   07/01/30        1,000,286
  3,460   Hawaii, Airport 2000 Ser B (AMT) (FGIC)                                                6.625   07/01/17        3,715,867
                                                                                                                    --------------
                                                                                                                         4,716,153
                                                                                                                    --------------
          IDAHO (0.1%)
  1,000   University of Idaho, Student Fee Ser H (FGIC)                                           5.25   04/01/31        1,039,210
                                                                                                                    --------------
          ILLINOIS (4.7%)
  4,280   Chicago Park District, Illinois, Ser 2004 A (Ambac)                                     5.00   01/01/26        4,427,189
  5,000   Chicago, Illinois, O' Hare International Airport Ser 2005 A (MBIA)                      5.25   01/01/24        5,307,300
  2,000   Chicago, Illinois, Refg 2001 A (MBIA)                                                   0.00#  01/01/17        1,861,660
  5,000   Chicago, Illinois, Refg Ser 1995 A-2 (Ambac)                                            6.25   01/01/14        5,704,650
  5,000   Illinois Health Facilities Authority, Loyola University Health Ser 2001 A               6.00   07/01/11+       5,404,300
  3,495   Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)                                   6.25   12/15/20        4,115,432
 20,000   Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)              0.00#  06/15/22       13,399,400
  6,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)                        5.75   06/01/21        6,935,880
                                                                                                                    --------------
                                                                                                                        47,155,811
                                                                                                                    --------------
          INDIANA (0.9%)
  8,000   Indiana Bond Bank, Revolving Fund Ser 2001A                                            5.375   02/01/19        8,638,720
                                                                                                                    --------------
          IOWA (1.2%)
  5,000   Tobacco Settlement Authority, Iowa, Ser 2005 C                                         5.375   06/01/38        4,541,000
  7,000   Tobacco Settlement Authority, Iowa, Ser 2005 C                                          5.50   06/01/42        6,429,360
  1,275   Washington County Hospital, Iowa, Ser 2006                                              5.50   07/01/32        1,234,697
                                                                                                                    --------------
                                                                                                                        12,205,057
                                                                                                                    --------------
          KANSAS (0.8%)
  2,000   University of Kansas Hospital Authority, KU Health Ser 2002                             4.50   09/01/32        1,813,360
  3,000   Wyandotte County/Kansas City, Kansas,  Area B Refg Ser 2005                             5.00   12/01/20        3,034,920
  3,050   Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)                          5.00   09/01/27        3,155,347
                                                                                                                    --------------
                                                                                                                         8,003,627
                                                                                                                    --------------
          KENTUCKY  (2.6%)
  9,000   Economic Development Road Refg Ser 1995 (Ambac)                                         6.50   07/01/08        9,202,050
  5,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A(FGIC)   4.75   05/15/28        5,027,350
 11,835   Resource Recovery Road 1987 Ser A                                                       5.00   07/01/08       11,909,324
                                                                                                                    --------------
                                                                                                                        26,138,724
                                                                                                                    --------------
          LOUISIANNA (0.3%)
  3,000   Louisiana ST Offshore Term Auth                                                         4.30   10/01/37        3,029,130
                                                                                                                    --------------
          MARYLAND (1.2%)
  2,500   Baltimore County, Maryland, Oak Crest Village Ser 2007 A                                5.00   01/01/37        2,397,875
  2,000   Maryland Health & Educational Facilities Authority, The Johns Hopkins
             University Refg Ser 1998                                                            5.125   07/01/20        2,058,680
  2,000   Maryland Health & Higher Educational Facilities Authority, King Farm
             Presbyterian Community 2006 Ser B                                                    5.00   01/01/17        1,957,100
  6,000   Maryland Health & Higher Educational Facilities Authority, Medstar
             Health Refg Ser 2004                                                                 5.50   08/15/33        6,132,180
                                                                                                                    --------------
                                                                                                                        12,545,835
                                                                                                                    --------------

          MASSACHUSETTS (2.6%)
  6,000   Boston Water & Sewer Commission, Massachusetts, 1998  Ser D (FGIC)                      4.75   11/01/22        6,094,020
 11,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A (MBIA) ++             5.00   01/01/37       11,057,090
  6,540   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)                             5.55   01/01/17        6,830,441
  1,555   Massachusetts, Health & Educational Facilities Authority, Malden
             Hospital - FHA Ins Mtge Ser A                                                        5.00   08/01/10+       1,584,281
                                                                                                                    --------------
                                                                                                                        25,565,832
                                                                                                                    --------------
          MICHIGAN (1.9%)
  4,000   Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A                  5.25   11/15/32        4,109,240
  5,000   Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A                  5.25   11/15/46        5,084,200
 10,000   Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)                             5.65   09/01/29       10,271,600
                                                                                                                    --------------
                                                                                                                        19,465,040
                                                                                                                    --------------
          MISSOURI (1.6%)
    135   Homeownership 1996 Ser C (AMT)                                                          7.45   09/01/27          137,190
    460   Homeownership 1997 Ser C-1                                                              6.55   09/01/28          476,100
    170   Homeownership Ser 2000 B-1 (AMT)                                                        7.45   09/01/31          175,238
 10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish
             /Christian Health Ser 1993 A                                                         5.25   05/15/14       10,703,800
  4,000   Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA)      5.00   01/01/25        4,171,440
                                                                                                                    --------------
                                                                                                                        15,663,768
                                                                                                                    --------------
          NEVADA (2.2%)
  5,000   Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)                            5.50   07/01/23        5,267,400
  3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac)                                 6.50   06/01/17        3,587,280
  7,760   Henderson, Nevada, Catholic Health West 1998 Ser A                                     5.375   07/01/08        7,942,205
  5,000   Nevada Department of Business & Industry, Las Vegas Monorail 1st
             Tier Ser 2000 (Ambac)                                                               5.375   01/01/40        5,136,900
                                                                                                                    --------------
                                                                                                                        21,933,785
                                                                                                                    --------------
          NEW HAMPSHIRE (0.5%)
    440   New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)          6.70   07/01/29          451,238
                                                                                                                    --------------
          NEW JERSEY (5.5%)
  2,000   New Jersey Economic Development Authority, Cigarette Tax Ser 2004                       5.50   06/15/31        2,059,140
  2,500   New Jersey Economic Development Authority, Cigarette Tax Ser 2004                       5.75   06/15/34        2,626,700
  4,000   New Jersey Economic Development Authority, Continental Airlines Inc. Ser 1999 (AMT)     6.25   09/15/19        4,064,240
  9,000   New Jersey Health Care Facilities Financing Authority, Robert Wood
             Johnson University Hospital Ser 2000                                                 5.75   07/01/25        9,343,620
  7,000   New Jersey Highway Authority, Senior Parkway 1999 Ser                                  5.625   01/01/10+       7,388,500
  3,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                                       5.00   01/01/30        3,084,330
 10,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)                                        5.00   01/01/27       10,374,200
  9,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)                         5.00   12/01/19        9,530,550
  7,000   Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A                      4.625   06/01/26        6,218,940
  5,000   Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B                       0.00   06/01/41          560,550
                                                                                                                    --------------
                                                                                                                        55,250,770
                                                                                                                    --------------

          NEW MEXICO (1.0%)
  6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)                           6.375   07/01/15        6,739,365
  3,000   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg Ser 2004 A (FSA)              5.00   07/01/37        3,074,940
                                                                                                                    --------------
                                                                                                                         9,814,305
                                                                                                                    --------------
          NEW YORK (15.3%)
  5,000   Long Island Power Authority, New York, Ser 2000 A (FSA)                                 0.00   06/01/17        3,387,800
  5,000   Metropolitan Transportation Authority, New York, Service Contract
             Ser 2002 B (MBIA)                                                                    5.50   07/01/24        5,357,500
  1,460   Metropolitan Transportation Authority, New York, State  Service
             Contract Refg Ser 2002 A (MBIA)                                                      5.50   01/01/20        1,571,296
 10,000   Metropolitan Transportation Authority, New York, Transportation
             Refg Ser 2002 A (Ambac)                                                              5.50   11/15/18       10,826,400
  9,355   Nassau County, New York,  Tobacco Settlement Corp, Ser 2006                             5.00   06/01/35        8,800,716
  3,235   New York City Housing Development Corporation, New York, Ruppert
             - FHA Ins Sec 223F                                                                   6.50   11/15/18        3,401,789
  5,000   New York City Industrial Development Agency, New York, 7 World
             Trade Center LLC Ser 2005 A                                                          6.50   03/01/35        5,228,400
  6,000   New York City Industrial Development Agency, New York, 7 World
             Trade Center, LLC Ser A                                                              6.25   03/01/15        6,274,920
 12,000   New York City Industrial Development Agency, New York, American
             Airlines Inc Ser 2005 (AMT)                                                         7.625   08/01/25       13,622,760
  5,000   New York City Industrial Development Agency, New York, Yankee
             Stadium Ser 2006 (MBIA)                                                              4.75   03/01/46        4,960,500
  5,000   New York City Municipal Water Finance Authority, New York, 2005  Ser B (Ambac)          5.00   06/15/28        5,194,350
  8,000   New York City Transitional Finance Authority, New York, Refg 2003 Ser A                 5.50   11/01/26        8,569,760
  7,000   New York City Transitional Finance Authority, Refg 2003 Ser D (MBIA)                    5.25   02/01/21        7,473,970
  5,000   New York Local Government Assistance Corporation, Ser 1993 C                            5.50   04/01/17        5,538,700
  5,000   New York State Dormitory Authority, City University Ser 2000 A (Ambac)                 6.125   07/01/13        5,371,600
 10,000   New York State Dormitory Authority, Memorial Sloan-Kettering
             Cancer Center 2003 Ser I                                                             5.00   07/01/34       10,206,700
  2,000   New York State Dormitory Authority, State University 1990 Ser                           7.50   05/15/13        2,374,040
  5,000   New York State Dormitory Authority, State University 1993 Ser A                         5.25   05/15/15        5,373,600
  7,800   New York State Dormitory Authority, State University Ser 2000 B                        5.375   05/15/10+       8,240,388
 10,420   New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)             7.375   07/01/16       12,278,302
  4,810   New York State, Refg Ser 1995 B                                                         5.70   08/15/10        4,818,225
 10,000   Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)                              5.00   10/15/29       10,399,900
  3,000   Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005               5.125   06/01/38        2,870,310
                                                                                                                    --------------
                                                                                                                       152,141,926
                                                                                                                    --------------
          NORTH CALOLINA (1.2%)
  4,000   North Carolina Municipal Power Agency # 1, Catawba Ser 2003 A (MBIA)                    5.25   01/01/19        4,253,280
  5,000   North Carolina Municipal Power Agency, Catawba Ser 1998 A (MBIA)                        5.50   01/01/15        5,552,900
  2,000   University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC)        5.00   06/01/31        2,058,280
                                                                                                                    --------------
                                                                                                                        11,864,460
                                                                                                                    --------------

          OHIO (2.2%)
  2,725   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                                5.00   01/01/23        2,759,744
  3,000   Erie County, Ohio,  Firelands Regional Medical Center Ser 2002                         5.625   08/15/32        3,102,030
  1,110   Hamilton County, Ohio, Sales Tax 2000 (Ambac)                                           5.25   12/01/32        1,151,592
  5,000   Lorain County, Ohio, Catholic Health Ser 9 2001 A                                       5.25   10/01/33        5,114,900
 10,000   South-Western City School District, Ohio, Ser 1999 (Ambac)                              4.75   12/01/09+      10,266,500
                                                                                                                    --------------
                                                                                                                        22,394,766
                                                                                                                    --------------
          PENNSYLVANIA (2.4%)
  1,710   Chester County Industrial Development Authority, Pennsylvania,
             RHA/PA Nursing Home Inc Ser 1989                                                     8.50   05/01/32        1,715,917
  5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's of
             Bethlehem Hospital Ser A 2003                                                       5.375   08/15/13+       5,456,700
  2,000   Montgomery County, Pennsylvania, White Marsh Ser 2005                                  6.125   02/01/28        2,050,240
  1,760   Pennsylvania Housing Finance Agency, Ser 2006-96 A (AMT) ++                             4.65   10/01/31        1,650,823
  2,240   Pennsylvania Housing Finance Agency, Ser 2006-96 A (AMT) ++                             4.70   10/01/37        2,101,047
 10,000   Pennsylvania, First Ser 2003 (MBIA)++                                                   5.00   01/01/13+      10,662,200
                                                                                                                    --------------
                                                                                                                        23,636,927
                                                                                                                    --------------
          PUERTO RICO (2.1%)
 15,000   Puerto Rico Electric Power Authority, Power Ser O                                       0.00   07/01/17        9,730,050
 10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X                              5.50   07/01/15       10,882,900
                                                                                                                    --------------
                                                                                                                        20,612,950
                                                                                                                    --------------
          SOUTH CAROLINA (1.2%)
  5,000   Charleston, Educational Excellence Financing Corporation, South
             Carolina, Charleston County School District Ser 2005                                 5.25   12/01/30        5,217,300
    210   Lexington Country S C Health Svcs                                                       5.00   11/01/16          219,878
  1,025   Richland Country SC                                                                     4.60   09/01/12        1,035,537
  5,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)                          5.00   01/01/21        5,248,000
                                                                                                                    --------------
                                                                                                                        11,720,715
                                                                                                                    --------------
          TENNESSEE (2.3%)
  1,295   Metropolitan Government of Nashville & Davidson Country, Refg 1986                      5.50   01/01/16        1,340,636
  5,000   Metropolitan Government of Nashville & Davidson Country, Refg Ser 1998 A (FGIC)         4.75   01/01/22        5,058,600
 16,000   Tennessee Energy Acquisition Corporation, Ser 2006 A ++                                 5.25   09/01/19       16,733,280
                                                                                                                    --------------
                                                                                                                        23,132,516
                                                                                                                    --------------
          TEXAS (6.4%)
  5,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)                         7.70   03/01/32        5,453,100
 10,000   Dallas Fort Worth International Airport, Texas, Ser A (AMT) (FSA)                       5.25   11/01/24       10,282,600
    380   Harris Country Texas Hosp Dist Rev (WI)                                                 5.00   02/15/11          397,085
 20,000   Houston, Texas Combined Utility, First Lien Refg Ser 2004 A (FSA)                       5.25   05/15/22       21,329,600
  5,000   Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)                                5.875   07/01/17        5,211,000
  5,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA)                      5.25   05/15/25        5,289,550
  5,000   Lubbock Health Facilities Development Corporation, Texas, Carillon
             Senior Life Care Ser 2005 A                                                         6.625   07/01/36        5,179,150
  5,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B
             (AMT) (Mandatory Tender 11/01/11)                                                    5.75   05/01/30        4,983,150
  1,000   San Antonio, Texas, Water & Refg Ser 2002 (FSA)                                         5.50   05/15/19        1,073,050
  5,000   San Antonio, Texas, Water & Refg Ser 2002 (FSA)                                         5.00   05/15/28        5,112,600
                                                                                                                    --------------
                                                                                                                        64,310,885
                                                                                                                    --------------

              UTAH (0.5%)
   5,000      Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)                                 5.00   06/01/15       5,348,500
                                                                                                                      -------------
              VERMONT (0.5%)
   2,550      Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A                    5.375  05/01/36       2,440,529
                                                                                                                      -------------
              VIRGINIA (0.1%)
   1,000      Tobacco Settlement Financing Corporation, Virginia, Ser 2005                          5.50   06/01/12+      1,096,360
                                                                                                                      -------------
              WASHINGTON (4.8%)
   5,000      Grant County Public Utility District #2, Washington, Electric Refg Ser 2001 H (FSA)   5.375  01/01/18       5,251,450
   5,000      Grant County Public Utility District #2, Washington, Wanapum Hydro Refg Ser A 2005    5.00   01/01/38       5,117,250
   6,420      Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA) ++                  5.00   12/01/23       6,525,024
   7,330      Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)               5.50   03/01/18       7,732,417
  10,000      Seattle, Washington, Water Refg 2003 (MBIA)                                           5.00   09/01/20      10,549,600
  10,000      Seattle, Washington, Water Refg 2003 (MBIA)                                           5.00   09/01/23      10,389,400
   3,000      Washington Public Power Supply System, Project #2 Refg Ser 1994 A (FGIC)              0.00   07/01/09       2,811,750
                                                                                                                      -------------
                                                                                                                         48,376,891
                                                                                                                      -------------
              WEST VIRGINIA (0.4%)
   2,000      University of West Virginia, Ser C 2004 (FGIC)                                        5.00   10/01/27       2,075,960
   2,000      University of West Virginia, Ser C 2004 (FGIC)                                        5.00   10/01/28       2,072,300
                                                                                                                      -------------
                                                                                                                          4,148,260
                                                                                                                      -------------
              WISCONSIN (0.2%)
   2,500      Wisconsin Health & Education Facilities Authority, Marshfield Clinic Ser 2006 A       5.375  02/15/34       2,509,050
                                                                                                                      -------------
              TOTAL TAX-EXEMPT MUNICIPAL BONDS
                 (Cost $985,052,130)                                                                                  1,029,509,458
                                                                                                                      -------------

 NUMBER OF
SHARES (000)  SHORT-TERM INVESTMENT (b) (1.9%)
------------

              Investment Company
  19,102      Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Investment Class
              (Cost $19,102,258)                                                                                         19,102,258
                                                                                                                      -------------
              TOTAL INVESTMENTS (c)
                 (Cost $1,004,154,388)                                                                                1,048,611,716
                                                                                                                      -------------
              FLOATING RATE NOTES OBLIGATIONS RELATED TO SECURITIES HELD (-6.5%)
($64,585)     Notes with interest rates ranging from 5.90% to 8.77% at September 30, 2007 and contractual maturities of collateral ranging from 01/01/13 to 06/01/47 ++++(d)
                 (Cost $(64,585,000))                                                                                   (64,585,000)
                                                                                                                      -------------
              TOTAL NET INVESTMENTS (Cost $939,569,388) (e)                                                    98.8%    984,026,716
              OTHER ASSETS IN EXCESS OF LIABILITIES                                                             1.2      11,742,133
                                                                                                               ----   -------------
              NET ASSETS                                                                                       100%     995,768,849
                                                                                                               ====   =============

----------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to Maturity.
RITES  Residual Interest Tax-Exempt Security.
WI     Security purchased on a when-issued basis.
+      Prerefunded to call date shown.

*     Current coupon rate for an inverse floating rate municipal obligation.
      This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $10,688,130 which represents 1.1% of net assets.
++    Underlying security related to inverse floaters entered into by the Fund.
+++   Joint exemption in locations shown.
++++  Floating rate note obligation related to securities held. The interest shown reflect the rates in effect at September 30, 2007.
#     Security is a "step-up" bond where the coupon increases on a predetermined future date.
(a)   Resale is restricted to qualified institutional investors.
(b)   The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
      Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the
      Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
      Portfolio - Institutional Class with respect to assets invested by the
      Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
      Institutional Class . Income distributions earned by the Fund totaled
      $312,356, for the period ended September 30, 2007.
(c)   Securities have been designated as collateral in the amount equal $390,993 in connection with the purchase of a when-issued security.
(d)   Floating Rate Note Obligations Related to Securities Held - The Fund
      enters into transactions in which it transfers to Dealer Trusts ("Dealer
      Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the
      Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer
      Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the
      Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2007, Fund investments with a value of $74,440,874 are held by the Dealer Trusts and serve as collateral for the $64,585,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at September 30, 2007 are presented in the "Portfolio of Investments".
(e)   The aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $53,069,117 and the aggregate gross unrealized depreciation is $8,611,789, resulting in net unrealized appreciation of
      $44,457,328.

Bond Insurance:
---------------
     Ambac        Ambac Assurance Corporation.
     FGIC         Financial Guaranty Insurance Company.
      FHA         Federal Housing Administration.
      FSA         Financial Security Assurance Inc.
     MBIA         Municipal Bond Investors Assurance Corporation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
----------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
----------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
----------------------------
Francis Smith
Principal Financial Officer
November 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007
                                                     /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007

                                                     /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5